Basis of Presentation and Significant Accounting Policies - Impairment of Oil and Gas Properties (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Impairment of Oil and Gas Properties
Proceeds from the sale of proved oil and gas properties						$ 4,742
Impairment of proved properties	$ 2,700	$ 0	$ 0			12,200	$ 0
Proved oil and gas properties	1,128,022	1,405,817		$ 1,405,817		1,128,022	594,847
Abandonment and impairment of unproved properties				3,331	$ 6,214	16,414
Proved Oil and Gas Properties
Impairment of Oil and Gas Properties
Proceeds from the sale of proved oil and gas properties	4,700
Impairment of proved properties	2,700
Exploration expenses
Impairment of Oil and Gas Properties
Abandonment and impairment of unproved properties		$ 400	$ 1,700	$ 3,300	$ 6,200	16,400	$ 0
8 North
Impairment of Oil and Gas Properties
Impairment of proved properties	9,500					9,500
Proved oil and gas properties	0					0
Fair value | 8 North
Impairment of Oil and Gas Properties
Proved oil and gas properties	$ 0					$ 0